Loan Sale and Servicing Activities and Variable Interest Entities (Cash Flows Associated with Loan Sale and Servicing Activities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Residential Mortgages
Cash flows from sales of loans	$ 4,259	$ 4,474
Cash flows from repurchases of previously transferred loans	321	393
Cash flows from servicing fees	352	362
Cash flows from servicing advances recovered	45	45
Cash flows on mortgage-backed securities held	4,362	1,964
Carrying value of mortgage-backed securities held	17,800	13,300
Commercial Mortgages
Cash flows from sales of loans	3,540	4,140
Cash flows from repurchases of previously transferred loans	30	32
Cash flows from servicing fees	130	135
Cash flows from servicing advances (funded)	63	3
Cash flows on mortgage-backed securities held	84	109
Carrying value of mortgage-backed securities held	$ 600	$ 600